Equity - Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Equity Reservesabstract
Schedule of Equity - Reserves
	Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Foreign currency reserve	(1,674,038)	(697,705)	(1,109,369)
Re-measurements reserve	(139,011)	(142,432)	(92,121)
	(1,813,049)	(840,137)	(1,201,490)

Schedule of Reserve During the Current and Previous Financial Year	Movements in each class of reserve during the current financial half-year are set out below:
	Re-measurement	Foreign currency
Consolidated	reserve	reserve	Total	Total
	AUD$	AUD$	AUD$	$
	Unaudited	Unaudited	Unaudited	Unaudited
Balance on January 1, 2023	(142,432)	(697,705)	(840,137)	(556,750)

Foreign currency translation	-	(976,333)	(976,333)	(647,007)
Re-measurement of defined benefits plans	3,421	-	3,421	2,267
Balance on June 30, 2023	(139,011)	(1,674,038)	(1,813,049)	(1,201,490)